SCHEDULE OF MATURITIES OF OUTSTANDING DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 10,471
2025	3,591
2026	2,820
2027	2,204
2028	743
Thereafter	2,483
Total outstanding debt	$ 22,312	$ 15,245